Reporting Entity - Additional Information (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Dividends paid by subsidiaries of which non-controlling interests are significant	₩ 0	₩ 0	₩ 0